Segmental information (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of segmental information	(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2023	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	4,411	4,349	3,564	1,442	1,352	1,842	(1,842)	15,118	63	15,181
Net sales
At budgeted exchange rates(1)	4,077	2,356	2,226	1,004	1,115	1,797	(1,742)	10,833	61	10,894
Acquisitions and disposals	2	25	24	—	65	—	—	116	—	116
SC&P allocation	7	34	6	6	2	(55)	—	—	—	—
Retranslation to actual exchange rates	(2)	11	(50)	59	(211)	100	(100)	(193)	2	(191)
Hyperinflation	—	139	—	—	4	—	—	143	—	143
Net sales	4,084	2,565	2,206	1,069	975	1,842	(1,842)	10,899	63	10,962
Operating profit/(loss)
At budgeted exchange rates(1)	1,672	784	729	337	245	(14)	—	3,753	(144)	3,609
Acquisitions and disposals	(12)	(6)	7	—	15	—	—	4	—	4
SC&P allocation	(7)	(4)	(1)	(2)	—	14	—	—	—	—
Fair value remeasurements	23	—	—	(24)	—	—	—	(1)	—	(1)
Retranslation to actual exchange rates	49	25	(46)	5	(120)	—	—	(87)	(3)	(90)
Hyperinflation	—	(2)	—	—	(10)	—	—	(12)	—	(12)
Operating profit/(loss) before exceptional items	1,725	797	689	316	130	—	—	3,657	(147)	3,510
Exceptional operating items	(182)	(11)	—	—	—	—	—	(193)	—	(193)
Operating profit/(loss)	1,543	786	689	316	130	—	—	3,464	(147)	3,317
Non-operating items										(60)
Net finance charges										(431)
Share of after tax results of associates and joint ventures										253
Profit before taxation										3,079

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2022	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million
Sales	4,540	4,055	3,741	1,646	1,578	1,939	(1,939)	15,560	51	15,611
Net sales
At budgeted exchange rates(1)	4,144	2,432	2,310	1,332	1,228	2,125	(2,086)	11,485	58	11,543
Acquisitions and disposals	17	9	47	4	—	—	—	77	—	77
SC&P allocation	4	25	4	5	1	(39)	—	—	—	—
Retranslation to actual exchange rates	(16)	(241)	(192)	(42)	(116)	(147)	147	(607)	(7)	(614)
Hyperinflation	—	114	—	—	—	—	—	114	—	114
Net sales	4,149	2,339	2,169	1,299	1,113	1,939	(1,939)	11,069	51	11,120
Operating profit/(loss)
At budgeted exchange rates(1)	1,687	845	747	545	284	52	—	4,160	(211)	3,949
Acquisitions and disposals	(9)	3	7	—	—	—	—	1	—	1
SC&P allocation	12	29	3	7	1	(52)	—	—	—	—
Fair value remeasurements	18	(1)	—	—	—	—	—	17	—	17
Retranslation to actual exchange rates	(18)	(83)	(53)	(14)	(70)	—	—	(238)	14	(224)
Hyperinflation	—	27	—	—	—	—	—	27	—	27
Operating profit/(loss) before exceptional items	1,690	820	704	538	215	—	—	3,967	(197)	3,770
Exceptional operating items	(31)	17	(25)	—	—	—	—	(39)	—	(39)
Operating profit/(loss)	1,659	837	679	538	215	—	—	3,928	(197)	3,731
Non-operating items										19
Net finance charges										(345)
Share of after tax results of associates and joint ventures										202
Profit before taxation										3,607
(1)These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(i)The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the geographical segments, inter-segment sales are not material.
(ii)Approximately 36% of calendar year net sales occurred in the last four months of 2023.

Schedule Of Category And Geographical Analysis	(b) Category and geographical analysis

	Category analysis					Geographical analysis
	Spirits $ million	Beer $ million	Ready to drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of world $ million	Total $ million
Six months ended 31 December 2023
Sales(1)	12,409	2,063	496	213	15,181	4,158	1,687	1,571	7,765	15,181
Six months ended 31 December 2022
Sales(1) (re-presented)	12,904	2,008	564	135	15,611	4,268	1,886	1,373	8,084	15,611
(1)The geographical analysis of sales is based on the location of third-party sales.